FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of liquidity risk (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	$ 53,943
Income Taxes Payable	9,457
Loans payable	167,897
Lease liabilities	627
Provision for reclamation and rehabilitation	15,455
Total contractual obligations	247,379
Less than 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	53,943
Income Taxes Payable	9,457
Loans payable	16,880
Lease liabilities	203
Provision for reclamation and rehabilitation	0
Total contractual obligations	80,483
1 to 3 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	0
Income Taxes Payable	0
Loans payable	71,122
Lease liabilities	328
Provision for reclamation and rehabilitation	3,199
Total contractual obligations	74,649
4 to 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	0
Income Taxes Payable	0
Loans payable	72,833
Lease liabilities	96
Provision for reclamation and rehabilitation	7,093
Total contractual obligations	80,022
Over 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	0
Income Taxes Payable	0
Loans payable	7,062
Lease liabilities	0
Provision for reclamation and rehabilitation	5,163
Total contractual obligations	$ 12,225